Schedule of Investments (unaudited) December 31, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Amcor PLC(a)	311,699	$3,378,817
BHP Group Ltd.	567,458	15,524,981
Fortescue Metals Group Ltd.	329,771	2,478,076
James Hardie Industries PLC	85,431	1,673,698
Newcrest Mining Ltd.	146,938	3,124,525
Rio Tinto Ltd.	71,868	5,072,170
South32 Ltd.	990,107	1,879,189

		33,131,456

Belgium — 0.9%
Solvay SA	14,015	1,625,098
Umicore SA	38,436	1,870,741

		3,495,839

Brazil — 2.1%
Vale SA, ADR	612,251	8,081,713

Canada — 7.3%
Agnico Eagle Mines Ltd.	46,230	2,851,340
Barrick Gold Corp.	343,003	6,379,975
CCL Industries Inc., Class B, NVS	27,919	1,191,038
First Quantum Minerals Ltd.	133,920	1,360,113
Franco-Nevada Corp.	36,383	3,762,172
Kinross Gold Corp.(a)	243,201	1,155,287
Kirkland Lake Gold Ltd.	36,763	1,622,760
Nutrien Ltd.	110,690	5,306,803
Teck Resources Ltd., Class B	94,294	1,637,556
Wheaton Precious Metals Corp.	86,254	2,570,160

		27,837,204

Chile — 0.3%
Empresas CMPC SA	215,753	527,941
Sociedad Quimica y Minera de Chile SA, ADR	21,363	570,179

		1,098,120

Denmark — 0.9%
Chr Hansen Holding A/S	19,796	1,574,283
Novozymes A/S, Class B	41,132	2,014,275

		3,588,558

Finland — 1.4%
Stora Enso OYJ, Class R	117,683	1,712,665
UPM-Kymmene OYJ	102,913	3,570,717

		5,283,382

France — 3.8%
Air Liquide SA	90,873	12,873,018
Arkema SA	13,689	1,455,150

		14,328,168

Germany — 5.7%
BASF SE	177,263	13,401,143
Covestro AG(b)	32,555	1,514,706
HeidelbergCement AG	28,399	2,070,786
LANXESS AG	15,966	1,072,084
Symrise AG	24,544	2,584,249
thyssenkrupp AG(c)	77,205	1,043,417

		21,686,385

Ireland — 7.9%
CRH PLC(a)	153,336	6,139,506
Linde PLC	103,617	22,060,059
Smurfit Kappa Group PLC	45,652	1,755,631

		29,955,196

Security	Shares	Value

Japan — 7.7%
Asahi Kasei Corp.	269,400	$3,059,025
JFE Holdings Inc.	110,700	1,437,292
Kuraray Co. Ltd.	67,800	830,382
Mitsubishi Chemical Holdings Corp.	271,900	2,045,348
Mitsui Chemicals Inc.	37,300	919,844
Nippon Paint Holdings Co. Ltd.	38,500	1,998,068
Nippon Steel Corp.	184,129	2,802,387
Nitto Denko Corp.	30,700	1,745,811
Oji Holdings Corp.	195,300	1,069,275
Shin-Etsu Chemical Co. Ltd.	73,900	8,200,911
Sumitomo Chemical Co. Ltd.	319,700	1,465,016
Sumitomo Metal Mining Co. Ltd.	52,600	1,715,338
Toray Industries Inc.	315,700	2,152,890

		29,441,587

Mexico — 0.7%
Cemex SAB de CV, CPO, NVS	2,923,284	1,095,999
Grupo Mexico SAB de CV, Series B	613,500	1,684,819

		2,780,818

Netherlands — 2.9%
Akzo Nobel NV	43,953	4,471,926
ArcelorMittal	123,140	2,162,109
Koninklijke DSM NV	34,964	4,556,585

		11,190,620

Norway — 0.6%
Norsk Hydro ASA	264,985	984,274
Yara International ASA	33,831	1,406,016

		2,390,290

Peru — 0.2%
Southern Copper Corp.	16,535	702,407

South Korea — 1.4%
LG Chem Ltd.	9,069	2,489,868
POSCO	13,582	2,777,589

		5,267,457

Sweden — 0.7%
Boliden AB	52,776	1,401,000
Svenska Cellulosa AB SCA, Class B	116,973	1,187,093

		2,588,093

Switzerland — 4.1%
Clariant AG, Registered	47,266	1,054,315
Givaudan SA, Registered	1,534	4,801,522
LafargeHolcim Ltd., Registered	93,709	5,196,647
Sika AG, Registered	24,365	4,575,593

		15,628,077

Taiwan — 2.0%
Formosa Chemicals & Fibre Corp.	781,100	2,279,956
Formosa Plastics Corp.	848,720	2,825,575
Nan Ya Plastics Corp.	1,076,940	2,615,380

		7,720,911

United Kingdom — 11.0%
Anglo American PLC	267,016	7,686,545
BHP Group PLC	407,506	9,591,946
Croda International PLC	25,351	1,719,488
DS Smith PLC	264,333	1,345,374
Glencore PLC	2,113,113	6,588,265
Johnson Matthey PLC	38,344	1,521,855
Mondi PLC	93,724	2,200,753

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	191,573	$11,428,005

		42,082,231

United States — 29.2%
Air Products & Chemicals Inc.	42,550	9,998,824
Albemarle Corp.	20,389	1,489,213
Avery Dennison Corp.	16,178	2,116,406
Ball Corp.	63,166	4,084,945
Celanese Corp.	23,284	2,866,726
CF Industries Holdings Inc.	41,839	1,997,394
Corteva Inc.(a)	144,570	4,273,489
Dow Inc.(a)	142,986	7,825,624
DuPont de Nemours Inc.	142,968	9,178,546
Eastman Chemical Co.	26,249	2,080,496
Ecolab Inc.	48,411	9,342,839
FMC Corp.	25,092	2,504,683
Freeport-McMoRan Inc.	280,133	3,675,345
International Flavors & Fragrances Inc.	20,556	2,652,135
International Paper Co.	75,818	3,491,419
LyondellBasell Industries NV, Class A	49,480	4,674,870
Martin Marietta Materials Inc.	12,005	3,357,078
Mosaic Co. (The)	67,507	1,460,851
Newmont Goldcorp Corp.	158,042	6,866,925
Nucor Corp.	58,531	3,294,125
Packaging Corp. of America	18,255	2,044,377
PPG Industries Inc.	45,655	6,094,486
Sealed Air Corp.	29,770	1,185,739
Sherwin-Williams Co. (The)	15,855	9,252,027
Vulcan Materials Co.	25,343	3,649,139
Westrock Co.	49,566	2,126,877

		111,584,578

Total Common Stocks — 99.5% (Cost: $419,429,734)		379,863,090

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	204,429	$1,001,702

Total Preferred Stocks — 0.2% (Cost: $1,736,496)		1,001,702

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	152,128	152,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	159,472	159,472

		311,661

Total Short-Term Investments — 0.1% (Cost: $311,614)		311,661

Total Investments in Securities — 99.8% (Cost: $421,477,844)		381,176,453

Other Assets, Less Liabilities — 0.2%		695,973

Net Assets — 100.0%		$381,872,426

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,861,235	(4,709,107)	152,128	$152,189	$21,997	(a)	$(319)	$(127)
BlackRock Cash Funds: Treasury, SL Agency Shares	230,581	(71,109)	159,472	159,472	3,685		—	—

				$311,661	$25,682		$(319)	$(127)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	4	03/20/20	$397	$525
MSCI Emerging Markets E-Mini	4	03/20/20	224	1,303

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Materials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1	03/20/20	$162	$1,767

				$3,595

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$379,863,090	$—	$—	$379,863,090
Preferred Stocks	1,001,702	—	—	1,001,702
Money Market Funds	311,661	—	—	311,661

	$381,176,453	$—	$—	$381,176,453

Derivative financial instruments(a)
Assets
Futures Contracts	$3,595	$—	$—	$3,595

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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